Junior Subordinated Deferrable Interest Debentures (Tables)	12 Months Ended
Dec. 31, 2025
Junior Subordinated Deferrable Interest Debentures
Summary of information about capital and common securities and their interest rate

The following table illustrates key information about each of the Debentures and their interest rates at December 31, 2025:

	Junior
	Subordinated
	Deferrable
	Interest	Repricing	Interest	Interest				Optional
	Debentures	Frequency	Rate	Rate Index(1)			Maturity Date	Redemption Date(2)
	(Dollars in Thousands)
Trust IX	$41,238	Quarterly	5.87%	SOFR	+	1.62	October 2036	October 2011
Trust X	21,021	Quarterly	5.77%	SOFR	+	1.65	February 2037	February 2012
Trust XI	25,990	Quarterly	5.87%	SOFR	+	1.62	July 2037	July 2012
Trust XII	20,619	Quarterly	5.50%	SOFR	+	1.45	September 2037	September 2012
	$108,868
(1)	The Capital and Common Securities may be redeemed in whole or in part on any interest payment date after the Optional Redemption Date.